WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES (Details) $ / shares in Units, ₫ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 VND (₫)	Jun. 30, 2024 VND (₫) shares	Dec. 31, 2023 VND (₫) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 14, 2023 shares	Jun. 04, 2022 USD ($)	Apr. 29, 2022 USD ($)
DIVIDEND PREFERENCE SHARES
Value of shares issued | ₫					₫ 4,605,166
Automatic conversion period for preferred stock (in years)				5 years 3 months	5 years 3 months
Long-term financial liability				₫ 42,298	₫ 137,057 [1]	$ 1,743,528	$ 5,742,772
Outstanding warrants | shares				3,321,002	3,321,002	3,321,002	3,321,002
Class of Warrant or Right, Exercisable | shares				3,321,002	3,321,002	3,321,002	3,321,002
Class of Warrant or Right, Fair Value Per Share | $ / shares						$ 0.5	$ 1.69
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 11.5	$ 11.5
Warrants And Rights Outstanding Term					5 years		5 years
Vingroup JSC
DIVIDEND PREFERENCE SHARES
Debt instrument, redeemed | $	$ 312,500,000
Debt interest rate (as a percent)	9.00%
Vingroup JSC | First Closing Bonds
DIVIDEND PREFERENCE SHARES
Aggregate principal amount | $										$ 525,000,000
Vingroup JSC | Second Closing Bonds
DIVIDEND PREFERENCE SHARES
Aggregate principal amount | $									$ 100,000,000
Black Spade Acquisition Co [Member]
DIVIDEND PREFERENCE SHARES
Outstanding warrants | shares								14,829,989
DPS1 | VinFast Vietnam
DIVIDEND PREFERENCE SHARES
Conversion ratio				1	1	1	1
DPS2
DIVIDEND PREFERENCE SHARES
Long-term financial liability				₫ 20,383,300	₫ 18,258,100	$ 840,200,000	$ 765,000,000.0
DPS2 | VinFast Vietnam
DIVIDEND PREFERENCE SHARES
Value of shares issued		$ 2,249,640,000,000	₫ 11,745,720

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).